MERIDIAN FUND, INC.
			Registration Nos. 2-90949; 811-4014

			    CERTIFICATE PURSUANT TO
			     17 C.F.R.  230.497(j)


	The undersigned hereby certify on behalf of Meridian Fund, Inc. (the "Company") that the forms of Prospectus and Statements of Additional Information for the Meridian Fund and the Meridian Value Fund of the Company that would have been filed pursuant to 17 C.F.R. 230.497(j) do not differ from the Prospectusand Statements of Additional Information contained in Post-Effective Amendments No. 19, 20 and 21, to the Company's Registration Statements on Form N-1A, the text of which were filed electronically on November 1, 2000, October 25, 2001 and October 30, 2002, respectively.

	IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 3nd day of July, 2003.


Witness:                                       MERIDIAN FUND, INC.

By:     /s/ Robert Ficarro                     By:     /s/ Gregg B. Keeling
	-------------------                            -----------------
Name:   Robert Ficarro                         Name:   Gregg B. Keeling
Title:  Assistant Secretary                    Title:  Secretary




		       [MERIDIAN FUND, INC. LETTERHEAD]
			       July 3, 2003


						Writer's Direct Dial Number
						(415) 461-8770


Via EDGAR

Securities & Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

	Re:  Meridian Fund, Inc.
	     SEC File Nos. 2-90949; 811-4014
	     -------------------------------


Ladies and Gentlemen:

	In connection with the registration of Meridian Fund, Inc. (the "Company") under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to Rule
17 C.F.R. 230.497(j), we are transmitting herewith for filing a certificate regarding the Meridian Fund and the Meridian Value Fund. The certificate is being filed in lieu of filing definitive Prospectus and Statements of Additional Information pursuant to Rule 17 C.F.R. 230.497(j).

If you have any questions, please contact the undersigned at the number set forth above.

				Sincerely,

				/s/  Gregg B. Keeling
				------------------
				Gregg B. Keeling

Enclosures

cc:  Steven G. Cravath